Financial instruments by Category (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Trade and Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	$ (1,088,826)	$ (1,765,172)
Gross amounts offset	128,115	129,655
Net amount presented	(960,711)	(1,635,517)
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	2,671,324	2,354,493
Gross amounts offset	128,115	(129,655)
Net amount presented	$ 2,543,209	$ 2,224,838